OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Impairment of technology and other non-financial assets	$ 35.7	$ 0.0	$ 35.7
Net gain on foreign currency exchange differences		(1.4)	(2.4)
Remeasurement of royalty obligations		(2.9)	(6.1)
Settlement gain on annuity purchase transaction (Note $22)		0.0	(5.2)
Gain on disposal of property, plant and equipment		(6.4)	0.0
Other		(2.6)	5.9
Other (gains) and losses		$ (13.3)	$ 27.9